Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 3,160	¥ 3,145
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	2,882	2,756
Kyocera's trade receivables from affiliates	¥ 161	¥ 127